SCHEDULE OF WARRANT ACTIVITY (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Equity [Abstract]
Warrants - Common Share Equivalents, Outstanding, Beginning balance	9,500,000
Warrants - Weighted Average Exercise price, Beginning balance | $ / shares	$ 0.04
Warrants exercisable - Common Share Equivalents, Beginning balance	9,500,000
Warrants exercisable - Weighted Average Exercise price, Beginning balance | $ / shares	$ 0.04
Warrants - Common Share Equivalents, Additions	3,754,720
Warrants exercisable - Common Share Equivalents, Additions	3,754,720
Warrants exercisable - Weighted Average Exercise price, Additions | $ / shares	$ 0.04
Warrants - Common Share Equivalents, Exercised	4,500,000
Warrants exercisable - Common Share Equivalents, Exercised	4,500,000
Warrants - Common Share Equivalents, Outstanding, ending balance	8,754,720
Warrants - Weighted Average Exercise price, ending balance | $ / shares	$ 0.04
Warrants exercisable - Common Share Equivalents, Ending balance	8,754,720
Warrants exercisable - Weighted Average Exercise price, Ending balance | $ / shares	$ 0.04